OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
OTHER NON-CURRENT ASSETS [Abstract]
Fixture, Furniture and Equipment	$ 338	$ 474
Long term deposit (Restricted Cash)	10,149	10,000
Total	$ 10,487	$ 10,474